Payable To Investors Of Consolidated Structured Entities	12 Months Ended
Dec. 31, 2022
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable To Investors Of Consolidated Structured Entities
32	Payable to investors of consolidated structured entities

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Payable to investors of consolidated trust plans	195,262,648	177,102,034
Payable to investors of consolidated wealth management plans	183,492	45,692

	195,446,140	177,147,726